SHARE CAPITAL, Warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of Warrants [Roll Forward]
Beginning balance (in shares) | shares	12,112,313	13,877,917
Issued (in shares) | shares		2,084,476
Exercised (in shares) | shares	(200,000)	(2,958,600)
Expired (in shares) | shares	(10,027,836)	(891,480)
Ending balance (in shares) | shares	1,884,477	12,112,313
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0.23	$ 0.20
Issued (in dollars per share) | $ / shares		0.15
Exercised (in dollars per share) | $ / shares	0.15	0.11
Expired (in dollars per share) | $ / shares	0.29	0.08
Ending balance (in dollars per share) | $ / shares	$ 0.15	$ 0.23